Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 2,883,980	¥ 3,010,145	¥ 3,088,752
Equity transactions with noncontrolling interests and other	751	(1,596)	(37,715)
Net change during the year	(15,002)	(36,855)	(123,369)
Balance at end of year	2,784,041	2,883,980	3,010,145
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(96,282)	(63,815)	30,208
Equity transactions with noncontrolling interests and other	(9)	(424)	(4,200)
Other comprehensive income (loss) before reclassifications	(17,355)	(31,889)	(89,823)
Amounts reclassified from accumulated other comprehensive income (loss)		(154)
Net change during the year	(17,364)	(32,467)	(94,023)
Balance at end of year	(113,646)	(96,282)	(63,815)
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year			5,484
Amounts reclassified from accumulated other comprehensive income (loss)			(141)
Net change during the year			(141)
Unrealized gains and losses on securities | ASU 2016-01 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year			(5,343)
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(887)	308	(180)
Other comprehensive income (loss) before reclassifications	(1,199)	(1,723)	(457)
Amounts reclassified from accumulated other comprehensive income (loss)	2,186	650	945
Net change during the year	987	(1,073)	488
Balance at end of year	100	(887)	308
Gains and losses on derivative instruments | ASU 2017-12 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(122)
Balance at end of year		(122)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(211,273)	(205,564)	(178,740)
Other comprehensive income (loss) before reclassifications	(7,530)	(12,763)	(29,909)
Amounts reclassified from accumulated other comprehensive income (loss)	7,560	7,054	3,085
Net change during the year	30	(5,709)	(26,824)
Balance at end of year	(211,243)	(211,273)	(205,564)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(308,442)	(269,071)	(143,228)
Equity transactions with noncontrolling interests and other	(9)	(424)	(4,200)
Other comprehensive income (loss) before reclassifications	(26,084)	(46,375)	(120,189)
Amounts reclassified from accumulated other comprehensive income (loss)	9,746	7,550	3,889
Net change during the year	(16,347)	(39,249)	(120,500)
Balance at end of year	(324,789)	(308,442)	(269,071)
AOCI Attributable to Parent | ASU 2016-01 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year			¥ (5,343)
AOCI Attributable to Parent | ASU 2017-12 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ (122)
Balance at end of year		¥ (122)